Issued accounting pronouncements - Additional Information (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				¥ 5,000
Operating assets, right of use assets	[1],[2]	¥ 613,068
Operating assets, lease liabilities	[1],[2]	¥ 627,250
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiability
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax			¥ 1,052	10,000	¥ 1,540,317
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating assets, right of use assets		¥ 600,000
Operating assets, lease liabilities		¥ 600,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiability
ASU No.2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				1,545,000
ASU No.2016-01 | Retained Earnings | Equity Method Investments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				¥ 1,530,000

[1]	ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.
[2]	ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.